Income Taxes (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
(Provision) benefit for income taxes for discontinued operations		$ (8)	$ (124)	$ 82
Provision (benefit) for income taxes		633	628	676
Realized tax benefits from exercise of stock options and vesting of RSUs		104	57
Net deferred tax assets of discontinued operations	$ 12	12
Net deferred tax liabilities of discontinued operations			(975)
Net operating loss carryforwards	1,740	1,740
Valuation allowance	974	974	928
Provisional income tax charge	129	129
Estimated tax on repatriation of foreign earnings		407
Estimated tax on remeasurement of deferred income tax		278
Unrecognized tax benefits	138	138	102	104	$ 140
Amount included in reserve for uncertain tax positions that would affect Company's effective income tax rate (including discontinued operations) if recognized	127	127
Interest and penalty charges related to the reserve for uncertain tax positions		6	7	7
Liabilities for accrued interest and penalty charges related to the reserve for uncertain tax positions	14	$ 14	35
Minimum [Member]
Related Party Transaction [Line Items]
Net operating loss carryforward expiration date		Jan. 01, 2018
Maximum [Member]
Related Party Transaction [Line Items]
Net operating loss carryforward expiration date		Dec. 31, 2037
Discontinued Operations [Member]
Related Party Transaction [Line Items]
Unrecognized tax benefits	$ 3	$ 3	20
Equity Method Investees [Member]
Related Party Transaction [Line Items]
Provision (benefit) for income taxes		$ (22)	$ (25)	$ (22)
Effective income tax rate		37.90%	33.50%	38.70%